Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,710,000
Previously Paid Amount	0.00
Total Fee Amount	261.80
Total Offset Amount	0.00
Net Fee	261.80
Narrative - Max Aggregate Offering Price	$ 1,710,000
Final Prospectus	true